Consolidated Statements of Shareholders' Equity - EUR (€) € in Millions	Total	Issued and Outstanding Shares [Member]	Share Premium [Member]	Treasury Shares at Cost [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Beginning Balance at Dec. 31, 2016	€ 9,972.4	€ 39.4	€ 3,693.5	€ (796.2)	€ 6,434.5	€ 601.2	[1]
Beginning Balance, shares at Dec. 31, 2016		429,900,000
Components of comprehensive income:
Net income	2,066.7				2,066.7
Proportionate share of OCI from equity method investments	(1.0)					(1.0)	[1]
Foreign currency translation and effective portion of hedges on net investments	(329.0)					(329.0)	[1]
Gain (loss) on financial instruments, net of taxes	(19.7)					(19.7)	[1]
Total comprehensive income, attributable to equity holders	1,717.0				2,066.7	(349.7)	[1]
CCIP:
Fair value differences	28.6		28.6
Purchase of treasury shares	€ (500.0)	€ 0.0		(500.0)
Purchase of treasury shares, shares	(3,468,737)	(3,500,000)
Cancellation of treasury shares	€ 0.0	€ 0.7		(650.0)	649.3
Share-based payments	53.1		53.1
Issuance of shares	22.0	€ 0.1	(42.7)	88.3	(23.7)
Issuance of shares, shares		1,000,000.0
Dividend paid	(516.7)				(516.7)
Ending Balance at Dec. 31, 2017	€ 10,776.4	€ 38.8	3,732.5	(557.9)	7,311.5	251.5	[1]
Ending Balance, shares at Dec. 31, 2017	427,393,592	427,400,000
Components of comprehensive income:
Net income	€ 2,591.6				2,591.6
Proportionate share of OCI from equity method investments	(4.8)					(4.8)	[1]
Foreign currency translation and effective portion of hedges on net investments	18.2					18.2	[1]
Gain (loss) on financial instruments, net of taxes	20.1					20.1	[1]
Total comprehensive income, attributable to equity holders	2,625.1				2,591.6	33.5	[1]
CCIP:
Purchase of treasury shares	€ (1,146.2)	€ (0.3)		(1,145.9)
Purchase of treasury shares, shares	(2,400,000)	(7,000,000.0)
Share-based payments	€ 46.3		46.3
Issuance of shares	21.8	€ 0.1	(37.5)	82.0	(22.8)
Issuance of shares, shares		700,000
Dividend paid	(597.1)				(597.1)
Ending Balance at Dec. 31, 2018	€ 11,641.0	€ 38.6	3,741.3	(1,621.8)	9,197.9	285.0	[1]
Ending Balance, shares at Dec. 31, 2018	421,097,729	421,100,000
Beginning Balance at Dec. 31, 2017	€ 10,776.4	€ 38.8	3,732.5	(557.9)	7,311.5	251.5	[1]
Beginning Balance, shares at Dec. 31, 2017	427,393,592	427,400,000
CCIP:
Purchase of treasury shares	€ (1,556.1)
Ending Balance at Dec. 31, 2019	12,592.2	€ 38.2	3,772.0	(1,019.6)	9,523.8
Ending Balance, shares at Dec. 31, 2019		419,800,000
Accumulated other comprehensive income	285.0
Beginning Balance at Dec. 31, 2018	€ 11,641.0	€ 38.6	3,741.3	(1,621.8)	9,197.9	285.0	[1]
Beginning Balance, shares at Dec. 31, 2018	421,097,729	421,100,000
Components of comprehensive income:
Net income	€ 2,592.3
Proportionate share of OCI from equity method investments	(19.8)					(19.8)	[1]
Foreign currency translation and effective portion of hedges on net investments	20.1					20.1	[1]
Gain (loss) on financial instruments, net of taxes	(7.5)					(7.5)	[1]
Total comprehensive income, attributable to equity holders	2,585.1				2,592.3	(7.2)	[1]
CCIP:
Purchase of treasury shares	€ (410.0)	€ 0.0		(410.0)
Purchase of treasury shares, shares	(1,948,808)	(1,900,000)
Cancellation of treasury shares	€ 0.0	€ 0.5		(902.3)	901.8
Share-based payments	74.6		74.6
Issuance of shares	27.2	€ 0.1	(43.9)	109.9	(38.9)
Issuance of shares, shares		600,000
Dividend paid	(1,325.7)				(1,325.7)
Ending Balance at Dec. 31, 2019	€ 12,592.2	€ 38.2	€ 3,772.0	€ (1,019.6)	€ 9,523.8
Ending Balance, shares at Dec. 31, 2019		419,800,000
Accumulated other comprehensive income						€ 277.8

[1]
As of December 31, 2019, accumulated OCI consists of €(25.6) million loss relating to our proportionate share of other comprehensive income from equity method investments (2018: €(5.8) million loss; 2017: one million loss), €302.4 million relating to foreign currency translation gain (2018: €282.3 million gain; 2017: €264.1 million gain) and €1.0 million relating to unrealized gains on financial instruments (2018: €8.5 million gains; 2017: €(11.6) million losses).